Operating Leases	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

19.       Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2039. Rental expense recorded for operating leases for the years ended December 31, 2011, 2010 and 2009 was $601,070, $563,182 and $532,465, respectively. For information regarding intercompany operating leases, see Note 4 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2011 and thereafter are:

2012	$510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
2,707,027